Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Total Lease Cost	$ 63,185	$ 64,198	$ 124,191	$ 133,635	$ 258,477	$ 315,615